PROPERTY AND EQUIPMENT (Detail Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Asset retired	$ 33.3	$ 17.9	$ 8.1
Asset retired accumulated depreciation	$ 32.6	$ 17.4	$ 8.1